ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 30, 2020	Christopher D. Labosky T +1 617 235 4732 christopher.labosky@ropesgray.com

BY EDGAR
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re: JOHCM Funds Trust Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of JOHCM Funds Trust (the “Trust”), a Massachusetts business trust, enclosed for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a registration statement on Form N-1A (the “Registration Statement”). We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Note that the Funds covered by this Registration Statement (the “Funds”) have been organized, and are being registered, in order to serve as the surviving funds in “shell reorganizations” with identically named series of Advisers Investment Trust (“AIT”), a registered investment company (Investment Company Act Registration No. 811-22538), with the exception of the JOHCM Global Select Fund whose corresponding AIT series is named “JOHCM Global Equity Fund”. With the exception of shares to be issued in connection with the reorganizations (which the Funds intend to register under a separate registration statement on Form N-14), the Funds do not expect to make a public offering of their shares until the reorganizations have been completed or, in the event required approvals are not obtained, efforts to effect the reorganizations have been discontinued.

Please direct any questions you may have with respect to this filing to me (at 617-235-4732) or to George Raine (at 617-951-7556) of this firm.

Sincerely,

/s/ Christopher D. Labosky
Christopher D. Labosky